Report of the directors financial review risk report - Non-trading VaR, 99% 1 day (Details) - Non-trading portfolios - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of financial assets [line items]
Value at risk	$ 479.5	$ 546.6	$ 545.3
Average
Disclosure of financial assets [line items]
Value at risk	506.6	544.4	535.8
Maximum
Disclosure of financial assets [line items]
Value at risk	581.0	588.4	617.5
Minimum
Disclosure of financial assets [line items]
Value at risk	449.1	482.7	458.0
Interest rate
Disclosure of financial assets [line items]
Value at risk	427.3	499.6	446.6
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	464.8	474.6	455.4
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	518.7	525.2	575.3
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	415.8	419.8	378.9
Credit spread
Disclosure of financial assets [line items]
Value at risk	144.9	149.6	217.5
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	148.1	175.1	207.1
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	155.8	254.6	240.0
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	141.5	93.9	181.3
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(92.6)	(102.5)	(118.8)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (106.3)	$ (105.4)	$ (126.7)